Stock-based compensation plans	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation plans
17.	Stock-based compensation plans

The stock-based compensation expense for the fiscal years ended March 31, 2013, 2014 and 2015 was 1,232 million yen, 1,068 million yen and 1,286 million yen, respectively. The total cash received from exercises under all of the stock-based compensation plans during the fiscal years ended March 31, 2014 and 2015 was 200 million yen and 1,637 million yen, respectively. Sony issued new shares upon exercise of these rights.

Sony has a stock-based compensation incentive plan for selected directors, corporate executive officers and employees in the form of a stock acquisition rights plan. The stock acquisition rights generally have three year graded vesting schedules and are exercisable up to ten years from the date of grant.

The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2013, 2014 and 2015 was 189 yen, 821 yen and 1,139 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2013, 2014 and 2015 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2013		2014		2015
Weighted-average assumptions
Risk-free interest rate	0.74%		1.43%		1.26%
Expected lives	6.85 y	ears	7.13 y	ears	7.35	years
Expected volatility*	39.61%		52.03%		51.69%
Expected dividends	3.25%		1.55%		1.24%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2015 is as follows:

	Fiscal year ended March 31, 2015
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	17,789,900	3,094
Granted	1,892,400	2,336
Exercised	948,500	1,726
Forfeited or expired	2,325,300	3,514

Outstanding at end of the fiscal year	16,408,500	3,358	5.14	7,889

Exercisable at end of the fiscal year	12,737,400	3,698	4.03	4,117

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2014 and 2015 was 52 million yen and 1,463 million yen, respectively. During the fiscal year ended March 31, 2013, there were no exercises under the stock acquisition rights plan.

As of March 31, 2015, there was 2,039 million yen of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 1.99 years.